Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,777,502.73

Principal:
Principal Collections	$24,529,751.22
Prepayments in Full	$16,463,143.96
Liquidation Proceeds	$372,199.17
Recoveries	$83,594.71
Sub Total	$41,448,689.06
Collections	$44,226,191.79

Purchase Amounts:
Purchase Amounts Related to Principal	$379,932.24
Purchase Amounts Related to Interest	$1,821.26
Sub Total	$381,753.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,607,945.29

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$44,607,945.29
Servicing Fee	$732,652.71	$732,652.71	$0.00	$0.00	$43,875,292.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,875,292.58
Interest - Class A-2 Notes	$62,148.01	$62,148.01	$0.00	$0.00	$43,813,144.57
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$43,464,769.57
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$43,343,548.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,343,548.90
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$43,275,666.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,275,666.23
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$43,224,364.98
Third Priority Principal Payment	$3,745,425.63	$3,745,425.63	$0.00	$0.00	$39,478,939.35
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$39,417,114.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,417,114.77
Regular Principal Payment	$35,885,602.23	$35,885,602.23	$0.00	$0.00	$3,531,512.54
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,531,512.54
Residual Released to Depositor	$0.00	$3,531,512.54	$0.00	$0.00	$0.00
Total		$44,607,945.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$3,745,425.63
Regular Principal Payment					$35,885,602.23
Total					$39,631,027.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$39,631,027.86	$73.57	$62,148.01	$0.12	$39,693,175.87	$73.69
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$39,631,027.86	$24.61	$712,752.18	$0.44	$40,343,780.04	$25.05

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$158,675,770.41	0.2945531	$119,044,742.55	0.2209852
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$836,115,770.41	0.5192492	$796,484,742.55	0.4946373

Pool Information
Weighted Average APR	3.810%	3.803%
Weighted Average Remaining Term	41.63	40.89
Number of Receivables Outstanding	53,971	52,149
Pool Balance	$879,183,254.47	$837,099,059.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$841,062,635.57	$800,800,344.78
Pool Factor	0.5334278	0.5078940

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$12,556,485.89
Yield Supplement Overcollateralization Amount	$36,298,714.73
Targeted Overcollateralization Amount	$40,614,316.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,614,316.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		213	$339,168.37
(Recoveries)		58	$83,594.71
Net Losses for Current Collection Period			$255,573.66
Cumulative Net Losses Last Collection Period			$3,541,798.96
Cumulative Net Losses for all Collection Periods			$3,797,372.62

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.35%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.40%	586	$11,702,430.46
61-90 Days Delinquent	0.11%	51	$909,803.85
91-120 Days Delinquent	0.04%	14	$338,903.57
Over 120 Days Delinquent	0.05%	22	$404,792.70
Total Delinquent Receivables	1.60%	673	$13,355,930.58

Repossession Inventory:
Repossessed in the Current Collection Period		27	$563,080.19
Total Repossessed Inventory		36	$830,943.95

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.3378%
Prior Collection Period			0.5088%
Current Collection Period			0.3574%
Three Month Average			0.4013%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1344%
Prior Collection Period			0.1501%
Current Collection Period			0.1668%
Three Month Average			0.1504%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer